Document and entity information	12 Months Ended
Dec. 31, 2013
Document Information [Abstract]
Document Type	20-F
Document period end date	Dec. 31, 2013
Amendment flag	false
Document Period Focus	2013
Document Fiscal Period Focus	FY
Entity Information [Abstract]
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding	83,436,484